Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill.
Schedule of change in the balances of intangible assets
Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
Customer relationship		62,546	-	-	-	(6,780)	55,766
Software		6,972	53	(201)	7,181	(2,161)	11,844
Software in progress		2,845	7,570	(262)	(7,181)	(796)	2,176
Non-compete agreement		2,805	-	-	-	(680)	2,125
Other		7,017		(4)	-	(1,535)	5,478
Goodwill		287,696	2,889	-	-	(29,819)	260,766
		369,881	10,512	(467)	-	(41,771)	338,155
Amortization
Customer relationship	13.20%	(13,161)	(6,941)	-	-	2,434	(17,668)
Software	24.00%	(4,655)	(1,685)	6	-	1,177	(5,157)
Non-compete agreement	20.00%	(1,187)	(565)	-	-	402	(1,350)
Other	5.00%	(5,957)	111	-	-	1,150	(4,696)
		(24,960)	(9,080)	6	-	5,163	(28,871)
Total		344,921	1,432	(461)	-	(36,608)	309,284

Cost	Weighted average rate (p.a.)	January 1, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2023
Customer relationship		60,037	-	-	-	2,509	62,546
Software		6,472	111	(1,174)	1,102	461	6,972
Software in progress		198	3,662	-	(1,102)	87	2,845
Non-compete agreement		2,580	-	-	-	225	2,805
Other		6,478	-	-	-	539	7,017
Goodwill		275,599	-	-	-	12,097	287,696
		351,364	3,773	(1,174)	-	15,918	369,881
Amortization
Customer relationship	15.84%	(4,660)	(7,917)	-	-	(584)	(13,161)
Software	12.00%	(4,613)	(756)	1,082	-	(368)	(4,655)
Non-compete agreement	20.00%	(498)	(608)	-	-	(81)	(1,187)
Other	5.00%	(5,047)	(454)	-	-	(456)	(5,957)
		(14,818)	(9,735)	1,082	-	(1,489)	(24,960)
Total		336,546	(5,962)	(92)	-	14,429	344,921

Schedule of main assumptions used in CGUs
	December 31, 2024	December 31, 2023
Revenue growth	21.84% to 24.43%	2.00% to 10.00%
Discount rate - before tax	21.53%	17.64%
Discount rate - after tax	16.74%	13.65%
Budgeted adjusted EBITDA margin (average for the next five years)	20.67%	18.95%
Projected period	5 years	5 years
Terminal growth rate:	3.50%	3.50%